SCHEDULE OF COMPONENTS OF PROVISION FOR INCOME TAX (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current	$ 980	$ 1,757
Deferred	119	(87)
Total income tax expense	$ 1,099	$ 1,670